Stock-Based Compensation (Details) - USD ($)				3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2024	Mar. 25, 2024	Oct. 31, 2016	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation [Line Items]
Fair value graned percentage			0.06445%						100.00%
Intrinsic value of options								$ 9,485	$ 9,458	$ 35,859
Stock options expire		10 years
Addition additional shares (in Shares)	2,000,000
Expected dividend yield									0.00%	0.00%
Stock based compensation expense				$ 400,000	$ 20,000.00	$ 1,900,000		80,000.00	$ 96,896	$ 381,070
Research and development				100,000
General and administrative expenses				300,000
Unamortized stock-based compensation				1,500,000	1,500,000	1,500,000	$ 1,500,000			79,526
Weighted average period							1 year 8 months 12 days
Fair value per share (in Dollars per share)							$ 1.02		$ 0.5
Issuance shares				$ 1.7		4,300,000
Weighted average period									1 year 18 days
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense									$ 91,664	294,164
General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense									$ 5,232	$ 86,906
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense					20,000.00
Research and development						900,000
General and administrative expenses								70,000.00
General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
General and administrative expenses					$ 0			$ 10,000.00
Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Vested percentage		25.00%
Vested [Member]
Stock-Based Compensation [Line Items]
Vested percentage									25.00%
Common Stock [Member]
Stock-Based Compensation [Line Items]
Issuance shares (in Shares)			4,888,402
Issuance of shares (in Shares)		5,172,590
Expected dividend yield							0.00%
Issuance shares									$ 4,888,402
Common Stock [Member] | Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Research and development						$ 1,000,000